Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0000038009
Registrant Name	FORD MOTOR CREDIT CO LLC
Registration File Number	333-276916
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES